Goodwill and Intangible Assets	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
Goodwill and Indefinite-Lived Intangible Assets
During the six months ended June 30, 2025, the carrying amount of goodwill changed as a result of the foreign currency adjustments.
There were no changes to the carrying amount of indefinite-lived intangible assets during the periods presented. As of both June 30, 2025 and December 31, 2024, the carrying amount of indefinite-lived intangible assets was $35,997.
Finite-Lived Intangible Assets
The components of finite-lived intangible assets are:

	June 30, 2025
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (Years)
Customer relationships	$10,514	$(10,514)	$—	0.00
Patent and developed technology	37,400	(36,043)	1,357	0.34
Tradenames	620	(521)	99	0.42
Non-compete agreements	57	(51)	6	0.42
Total finite-lived intangible assets	$48,591	$(47,129)	$1,462	0.35

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (Years)
Customer relationships	$10,514	$(10,514)	$—	0.00
Patent and developed technology	37,312	(33,980)	3,332	0.84
Tradenames	570	(394)	176	0.92
Non-compete agreements	54	(38)	16	0.92
Total finite-lived intangible assets	$48,450	$(44,926)	$3,524	0.84
No impairments of finite-lived intangible assets were identified during the six months ended June 30, 2025 and 2024. The Company estimates that it has no significant residual value related to any of the intangible assets.
During the six months ended June 30, 2025 and 2024, intangible assets amortization expense was $2,063 and $2,089, respectively, related to continuing operations and was included in cost of revenue on the Company’s consolidated statements of operations.
The remaining estimated future amortization expense for 2025 related to intangible assets held as of June 30, 2025 was $1,462. All remaining amortization expense will be recognized by December 31, 2025.